Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Disclosure of property, plant and equipment [text block] [Abstract]
PROPERTY, PLANT AND EQUIPMENT
20.	PROPERTY, PLANT AND EQUIPMENT

Owner-occupied Property

	Plant	Machinery	Office equipment	Motor vehicles	Furniture and fixtures	Leasehold improvements- factories and offices	Leasehold improvements- shops	Total

COST
At December 31, 2019	16,984,763	600,620	133,486	80,777	151,317	839,026	251,731	19,041,720
Additions	23,127		2,451					25,578
Disposals		(596,568)	(7,959)	(52,528)	(735)	-	-	(657,790)
Reclassification to investment property	(10,983,012)					-	-	(10,983,012)
Translation adjustment	1,167,115	41,272	9,172	5,551	10,397	57,654	17,298	1,308,459
At December 31, 2020	7,191,993	45,324	137,150	33,800	160,979	896,680	269,029	8,734,955
Additions	2,311,212		11,332	999,829	2,526			3,324,899
Disposals		(45,876)	(20,638)	(34,211)	(1,591)	(907,602)	(272,306)	(1,282,224)
Reclassification to investment property	(5,487,395)	-	-	-	-	-	-	(5,487,395)
Translation adjustment	150,063	552	3,642	15,632	4,455	10,922	3,277	188,543
At December 31, 2021	4,165,873	-	131,486	1,015,050	166,369	-	-	5,478,778

DEPRECIATION AND IMPAIRMENT
At December 31, 2019	(11,134,883)	(530,840)	(109,220)	(67,925)	(141,745)	(721,410)	(251,731)	(12,957,754)
Provided for the year	(317,378）	(20,777)	(25,503)	(190)	(9,150)	(27,024)	-	(400,022)
Eliminated upon disposal of assets	-	542,770	7,163	42,174	662	-	-	592,769
Depreciation reclassified to investment property	1,761,758	-	-	-	-	-	-	1,761,758
Impairment reclassified to investment property	5,996,302	-	-	-	-	-	-	5,996,302
Translation adjustment	(765,139)	(36,477)	(7,505)	(4,668)	(9,740)	(49,572)	(17,298)	(890,399)
At December 31, 2020	(4,459,340)	(45,324)	(135,065)	(30,609)	(159,973)	(798,006)	(269,029)	(5,897,346)
Provided for the year	(186,439)	-	(773)	(20,856)	(57)	(9,118)	-	(217,243)
Eliminated upon disposal of assets	-	45,876	18,171	30,982	1,263	816,842	272,305	1,185,439
Depreciation reclassified to investment property	1,602,628	-	-	-	-	-	-	1,602,628
Impairment reclassified to investment property	1,792,237	-	-	-	-	-	-	1,792,237
Impairment	(48,859)	-	-	-	-	-	-	(48,859)
Translation adjustment	(74,928)	(552)	(3,462)	(691)	(4,395)	(9,718)	(3,276)	(97,022)
At December 31, 2021	(1,374,701)	-	(121,129)	(21,174)	(163,162)	-	-	(1,680,166)

CARRYING AMOUNT
At December 31, 2020	2,732,653	-	2,086	3,191	1,006	98,675	-	2,837,609
At December 31, 2021	2,791,172	-	10,357	993,876	3,207	-	-	3,798,612

Impairment loss charged for the years ended December 31, 2021, 2020, and 2019 were $48,859, $nil, and $nil, respectively. The detail estimation of such impairment provision is explained in note 6.

Depreciation is provided on straight-line basis for all property, plant and equipment over their estimated useful lives of the assets as follows:

	Useful life	Residual Value
Plant	20 years	10%
Machinery	5 years	10%
Office equipment	5 years	10%
Motor vehicles	5 years	10%
Furniture and fixtures	5 years	10%
Leasehold improvements-factories and offices	Shorter of estimated useful life of 5 years or lease term	10%
Leasehold improvements-shops	Shorter of estimated useful life of 5 years or lease term	Nil
Distributor shops’ furniture and fixtures	1.5 years	Nil

Plant and building include buildings owned by the Company are set out below:

Location	Description	Gross area (m2)
Jinxi Town, Longshan Road, Taihu City, Anhui Province, the PRC	Dormitory	8,573
Jinxi Town, Longshan Road, Taihu City, Anhui Province, the PRC	Factory	22,292
8-101 Bojingwan Beiyuan, Hexi District, Tianjing, the PRC	Office	242

The first two buildings were pledged as security for the outstanding bank loans as set forth in note 30.

Investment Properties

As at December 31, 2021, fair value approximated carry amounts, being the initial cost to acquire these investment properties.

COST	2021	2020
Opening balance at 1 January	24,118,655	12,291,058
Acquisitions	-	-
Capitalized subsequent expenditure	-	-
Classified as held for sale or disposals	-	-
Transfer (to)/from inventories and owner-occupied property	5,487,395	10,983,012
Translation adjustment	748,918	(844,585)
Closing balance at 31 December	30,354,968	24,118,655

DEPRECIATION AND IMPAIRMENT	2021	2020
Opening balance at 1 January	(15,844,460)	(7,191,880)
Provided for the year	(540,273)	(400,328)
Eliminated upon disposal of assets	-	-
Impairment for the year	(2,673,131)	-
Transfer to/(from) inventories and owner-occupied property	(3,394,864)	(7,758,060)
Translation adjustment	(537,712)	(494,192)
Closing balance at 31 December	(22,990,440)	(15,844,460)

CARRYING AMOUNT	2021	2020
Closing balance at 31 December	7,364,527	8,274,195